Business Combinations - Additional Information (Details) ¥ in Thousands, $ in Thousands		5 Months Ended	12 Months Ended
	Jul. 17, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Revenues			¥ 28,993,658	$ 4,164,678	¥ 24,989,116	¥ 17,378,350
Net loss			(10,323,329)	(1,482,854)	(9,109,776)	¥ (3,736,932)
Class A Ordinary Shares
Business Acquisition [Line Items]
Net loss			¥ (4,506,557)	$ (647,327)	¥ (3,841,616)
Skymoons
Business Acquisition [Line Items]
Date of acquisition	Jul. 17, 2018
Business acquisition, ownership percentage	100.00%
Control obtained date	Jul. 17, 2018
Payment for the acquisition	¥ 1,157,000
Consideration transferred	1,242,900
Earn-Out Not Contingent on the Continued Employment	85,900
Earn-Out is Contingent on the continued Employment	¥ 1,018,600
Contingent consideration, term	3 years
Accounts receivable	¥ 97,819
Gross contractual accounts receivable acquired	101,750
Contractual cash flows not expected to be collected	3,931
Revenues		¥ 375,200
Net loss		¥ 237,900
Skymoons | Maximum
Business Acquisition [Line Items]
Earn-Out payable	¥ 130,000
Skymoons | Class A Ordinary Shares
Business Acquisition [Line Items]
Issuance of ordinary shares | shares	23,777,706